Risk and sensitivity analysis - US, equity price sensitivity (Details) - Jackson (US insurance operations) - Equity price risk - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ 1,058	£ 1,107
Change in related deferred tax, decrease in assumption	(222)	(233)
Net effect on profit and shareholders' equity, decrease in assumption	£ 836	£ 874
Reasonably possible increase in assumption (as a percent)	20.00%	20.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 58	£ 619
Change in related deferred tax, increase in assumption	(12)	(130)
Net effect on profit and shareholders' equity, increase in assumption	£ 46	£ 489
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ 427	£ 336
Change in related deferred tax, decrease in assumption	(90)	(71)
Net effect on profit and shareholders' equity, decrease in assumption	£ 337	£ 265
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ (125)	£ 262
Change in related deferred tax, increase in assumption	26	(55)
Net effect on profit and shareholders' equity, increase in assumption	£ (99)	£ 207